Consolidated Statements of Cash Flows ¥ in Millions, $ in Millions		12 Months Ended
		Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Cash flows from operating activities:
Net income (loss)		¥ 19,026	$ 2,916	¥ (2,288)	¥ 22,582
Adjustments to reconcile net income (loss) to net cash generated from operating activities:
Depreciation of fixed assets and computer parts		5,772	885	5,615	3,730
Amortization of intangible assets		544	83	661	385
Deferred income tax, net		115	17	(696)	(761)
Share-based compensation		6,728	1,031	5,626	4,676
Allowance for credit losses		679	104	429	451
Investment and interest income		(11,966)	(1,833)	(2,305)	(7,648)
Amortization and impairment of licensed copyrights		11,864	1,818	12,885	12,253
Amortization and impairment of produced content		4,534	695	2,977	2,266
Impairment of other assets		2,928	449	10,714	1,208
Share of losses from equity method investments		2,248	345	1,254	79
(Gain)/loss on disposal of subsidiaries		0	0	578	(5,525)
Barter transaction revenue		(1,376)	(211)	(683)	(1,083)
Accretion on convertible senior notes and asset-backed debt securities		501	77	380	25
Other non-cash expenses		739	113	76	99
Others		71	10	(78)	(51)
Changes in operating assets and liabilities, net of effects of
Accounts receivable		(1,660)	(254)	(1,779)	(1,611)
Amounts due from related parties		125	19	(135)	527
Licensed copyrights		(10,528)	(1,613)	0	0
Produced content		(6,728)	(1,031)	(3,596)	(4,545)
Other assets		(351)	(54)	(863)	3,212
Customer deposits and deferred revenue		1,177	180	1,515	912
Accounts payable and accrued liabilities		208	32	(1,653)	4,094
Deferred income		(293)	(45)	(37)	(64)
Amounts due to related parties		(157)	(24)	(139)	756
Net cash generated from operating activities		24,200	3,709	28,458	35,967
Cash flows from investing activities:
Acquisition of fixed assets		(5,084)	(779)	(6,428)	(8,772)
Acquisition of businesses, net of cash acquired		(2,396)	(367)	(969)	(1,978)
Acquisition of licensed copyrights		0	0	(12,152)	(13,116)
Acquisition of intangible assets		(247)	(38)	(541)	(385)
Purchases of held-to-maturity investments		(159,197)	(24,399)	(120,189)	(27,640)
Maturities of held-to-maturity investments		134,299	20,582	46,563	49,040
Purchases of available-for-sale investments		(133,008)	(20,384)	(218,171)	(284,149)
Sales and maturities of available-for-sale investments		135,606	20,783	291,163	239,861
Purchases of other long-term investments		(4,467)	(685)	(6,322)	(9,891)
Proceeds from disposal of long-term investments		6,523	1,000	7,517	2,524
Disposal of subsidiaries' shares		(486)	(74)	(476)	5,581
Loans provided to related parties		0	0	0	(8,632)
Repayment of loans provided to related parties		917	140	24	12,270
Micro loan origination and disbursement	[1]	0	0	0	(35,824)
Principal payments received on micro loans	[1]	0	0	0	38,063
Purchases of other invested securities	[1]	0	0	0	(16,362)
Sales and maturities of other invested securities	[1]	0	0	0	24,949
Other investing activities		(12)	(2)	7	1
Net cash used in investing activities		(27,552)	(4,223)	(19,974)	(34,460)
Cash flows from financing activities:
Proceeds from short-term loans		3,559	545	2,738	3,787
Repayments of short-term loans		(3,223)	(494)	(3,166)	(1,055)
Proceeds from long-term loans		0	0	946	1,168
Repayments of long-term loans		(709)	(109)	(168)	(98)
Loans borrowed from related parties		0	0	0	3,732
Repayment of loans borrowed from related parties		(356)	(55)	0	0
Proceeds from issuance of long-term notes, net of issuance costs		13,346	2,046	(10)	18,050
Repayment of long-term notes		(5,378)	(824)	(6,912)	(6,846)
Proceeds from issuance of convertible notes, net of issuance costs		5,151	789	7,910	5,035
Purchase of capped calls		0	0	(567)	(465)
Proceeds from issuance of subsidiaries' shares		4,662	715	401	15,689
Repurchase of ordinary shares		(13,054)	(2,001)	(4,958)	(3,312)
Proceeds from exercise of share options		228	35	18	676
Proceeds from issuance of redeemable noncontrolling interests		1,669	257	0	0
Proceeds from third-party investors for sale of financial products		0	0	0	15,143	[1]
Repayment to third-party investors for sale of financial products		0	0	0	(33,376)	[1]
Proceeds from secured borrowings from third-party financial institutions		0	0	0	10,380	[1]
Repayment of secured borrowings from third-party financial institutions		0	0	0	(13,426)	[1]
Other financing activities		(230)	(35)	(105)	0
Net cash provided by (used in) financing activities		5,665	869	(3,873)	15,082
Effect of exchange rate changes on cash, cash equivalents and restricted cash		(212)	(32)	1	1,902
Net increase in cash, cash equivalents and restricted cash		2,101	323	4,612	18,491
Cash, cash equivalents and restricted cash at beginning of the year		34,439	5,278	29,827	11,336
Cash, cash equivalents and restricted cash at end of the year		36,540	5,601	34,439	29,827
Supplemental disclosures:
Interest paid		2,204	338	2,448	1,579
Income taxes paid		3,608	553	4,100	5,509
Non-cash investing and financing activities:
Acquisition of fixed assets included in accounts payable and accrued liabilities		984	151	1,020	1,516
Non-cash acquisitions of investments		¥ 54	$ 8	¥ 28	¥ 764

[1]	The financial services business (“Du Xiaoman”) was disposed in the year of 2018. Please see Note 4 for further information.